UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324
Date of fiscal year end:	July 31

Date of reporting period: April 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2007

John Hancock
Preferred Income Fund
Securities owned by the Fund on

April 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 2.17%					$19,766,263

(Cost $19,771,543)

Electric Utilities 1.19%					10,820,412

Black Hills Corp.,
Note	6.500%	05-15-13	BBB-	$5,950	6,043,237
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,777,175

Gas Utilities 0.98%					8,945,851

Southern Union Co.,
Jr Sub Note Ser A (P)	7.200	11-01-66	BB	8,800	8,945,851

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Capital preferred securities 6.89%					$62,760,978

(Cost $55,465,089)

Diversified Banks 0.83%					7,527,450

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)			A+	$7,500	7,527,450

Electric Utilities 3.21%					29,220,000

DPL Capital Trust II, 8.125%, 09-01-31			BB+	24,000	29,220,000

Gas Utilities 2.85%					26,013,528

KN Capital Trust I, 8.56%, Ser B, 04-15-27			B-	17,500	18,140,360
KN Capital Trust III, 7.63%, 04-15-28			B-	8,000	7,873,168

Issuer				Shares	Value
Common stocks 3.23%					$29,450,976

(Cost $22,962,896)

Electric Utilities 0.48%					4,406,400

Great Plains Energy, Inc.				135,000	4,406,400

Independent Power Producers & Energy Traders 0.79%					7,213,800

TXU Corp.				110,000	7,213,800

Integrated Oil & Gas 0.28%					2,508,276

BP Plc, American Depositary Receipt (ADR)
(United Kingdom)				37,259	2,508,276

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)

Multi-Utilities 1.68%			15,322,500

Alliant Energy Corp.		190,000	8,322,000
TECO Energy, Inc.		390,000	7,000,500

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 84.32%			$768,652,071

(Cost $763,967,578)

Agricultural Products 1.37%			12,454,413

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)	BB+	143,000	12,454,413

Automobile Manufacturers 2.03%			18,504,158

Ford Motor Co., 7.50%	CCC+	40,000	776,400
General Motors Corp., 7.25%, Ser 04-15-41	B-	378,700	7,373,289
General Motors Corp., 7.25%, Ser 07-15-41	B-	82,000	1,603,920
General Motors Corp., 7.25%, Ser 02-15-52	B-	254,300	4,941,049
General Motors Corp., 7.375%, Ser 05-15-48	Caa1	65,000	1,274,650
General Motors Corp., 7.375%, Ser 10-01-51	B-	129,000	2,534,850

Broadcasting & Cable TV 2.41%			21,989,100

Comcast Corp., 7.00%	BBB+	222,000	5,760,900
Comcast Corp., 7.00%, Ser B	BBB+	629,000	16,228,200

Consumer Finance 4.30%			39,175,279

Ford Motor Credit Co., 7.60%	B1	315,600	7,041,036
HSBC Finance Corp., 6.00%	AA-	134,200	3,324,134
HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	297,000	7,692,300
HSBC Finance Corp., 6.875%	AA-	399,800	10,174,910
SLM Corp., 6.00%	A	194,100	4,142,094
SLM Corp., 6.97%, Ser A	BBB+	137,390	6,800,805

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)

Diversified Banks 5.26%			47,903,158

BAC Capital Trust IV, 5.875%	A+	30,000	716,700
Bank One Capital Trust VI, 7.20%	A	81,100	2,054,263
Fleet Capital Trust VIII, 7.20%	A+	464,750	11,800,002
HSBC Holdings Plc, 6.20%, Ser A (United
Kingdom)	A	150,000	3,801,000
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	550,900	13,232,618
Royal Bank of Scotland Group Plc, 6.35%,
Ser N, ADR (United Kingdom)	A	20,000	507,600
Santander Finance Preferred SA Unipersonal,
6.41%, Ser 1 (Spain)	A+	225,000	5,737,500
USB Capital VIII, 6.35%, Ser 1	A+	169,800	4,239,906
USB Capital X, 6.50%	A+	45,000	1,137,600
Wachovia Preferred Funding Corp., 7.25%,
Ser A	A	69,000	1,931,310
Wells Fargo Capital Trust IV, 7.00%	AA-	108,100	2,744,659

Electric Utilities 16.08%			146,648,002

Duquesne Light Co., 6.50%	BB+	73,650	3,697,230
Entergy Arkansas, Inc., 6.70%	AAA	25,300	637,813
Entergy Mississippi, Inc., 7.25%	A-	346,000	8,836,840
FPC Capital I, 7.10%, Ser A	BBB-	844,691	21,488,939
FPL Group Capital Trust I, 5.875%	BBB+	502,200	12,143,196
Georgia Power Capital Trust VII, 5.875%	BBB+	250,600	6,001,870
Georgia Power Co., 6.00%, Ser R	A	395,497	9,883,470
HECO Capital Trust III, 6.50%	BBB-	375,400	9,613,994
Interstate Power & Light Co., 8.375%, Ser B	Baa2	700,000	22,968,750
Northern States Power Co., 8.00%	BBB-	235,000	6,039,500
NSTAR Electric Co., 4.78%	A-	15,143	1,362,870
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	300,000	7,884,390
PPL Energy Supply, LLC, 7.00%	BBB	383,660	9,925,284
Southern California Edison Co., 6.125%	BBB-	119,000	11,870,250
Southern Co. Capital Trust VI, 7.125%	BBB+	49,800	1,256,952
Virginia Power Capital Trust, 7.375%	BB+	518,150	13,036,654

Forest Products 0.14%			1,295,225

ING Groep NV 6.125% (Netherlands)	A	51,500	1,295,225

Gas Utilities 2.22%			20,263,588

Southern Union Co., 5.00%, Conv	BBB-	25,000	1,399,000
Southern Union Co., 7.55%, Ser A	BB	296,600	7,637,450
Southwest Gas Capital II, 7.70%	BB	404,300	10,374,338
TransCanada Pipelines Ltd., 8.25% (Canada)	BBB	32,800	852,800

Hotels, Resorts & Cruise Lines 0.33%			3,026,903

Hilton Hotels Corp., 8.00%	BB+	118,100	3,026,903

John Hancock
Preferred Income Fund
Securities owned by the Fund
on April 30, 2007 (unaudited)

Integrated Telecommunication Services 3.07%			27,950,441

Telephone & Data Systems, Inc., 6.625%	BB+	233,000	5,710,830
Telephone & Data Systems, Inc., 7.60%, Ser A	BB+	690,687	17,253,361
Verizon New England, Inc., 7.00%, Ser B	A3	199,450	4,986,250

Investment Banking & Brokerage 7.95%			72,478,953

Bear Stearns Capital Trust III, 7.80%	BBB+	40,600	1,047,480
Goldman Sachs Group, Inc., 6.20%, Ser B	A	460,000	11,803,600
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	A-	150,000	3,763,500
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	175,600	8,999,500
Merrill Lynch Preferred Capital Trust III,
7.00%	A	330,500	8,391,395
Merrill Lynch Preferred Capital Trust IV,
7.12%	A	247,752	6,330,064
Merrill Lynch Preferred Capital Trust V,
7.28%	A	367,000	9,435,570
Morgan Stanley Capital Trust II, 7.25%	A-	240,200	6,029,020
Morgan Stanley Capital Trust III, 6.25%	A-	192,400	4,773,444
Morgan Stanley Capital Trust IV, 6.25%	A-	57,000	1,404,480
Morgan Stanley Capital Trust V, 5.75%	A1	347,000	8,223,900
Morgan Stanley Capital Trust VI, 6.60%	A-	90,000	2,277,000

Life & Health Insurance 4.73%			43,148,140

Lincoln National Capital VI, 6.75%, Ser F	A-	165,800	4,189,766
MetLife, Inc., 6.50%, Ser B	BBB	950,500	25,017,160
PLC Capital Trust IV, 7.25%	BBB+	186,600	4,709,784
PLC Capital Trust V, 6.125%	BBB+	256,000	6,223,360
Prudential Plc, 6.50% (United Kingdom)	A-	117,000	3,008,070

Movies & Entertainment 2.17%			19,822,192

Viacom Inc., 6.85%	BBB	789,100	19,822,192

Multi-Line Insurance 3.91%			35,649,353

Aegon NV, 6.375% (Netherlands)	A-	444,900	11,554,053
Aegon NV, 6.50% (Netherlands)	A-	111,100	2,844,160
ING Groep NV, 6.20% (Netherlands)	A	134,793	3,388,696
ING Groep NV, 7.05% (Netherlands)	A	703,800	17,862,444

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)

Multi-Utilities 7.53%			68,602,859

Aquila, Inc., 7.875%	B2	511,700	12,992,063
Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	40,000	4,116,252
BGE Capital Trust II, 6.20%	BBB-	831,825	20,471,213
Dominion CNG Capital Trust I, 7.80%	BB+	253,476	6,362,248
DTE Energy Trust I, 7.80%	BB+	135,100	3,401,818
PNM Resources, Inc., 6.75%, Conv	BBB-	268,000	14,600,640
PSEG Funding Trust II, 8.75%	BB+	233,500	6,000,950
Public Service Electric & Gas Co., 4.18%,
Ser B	BB+	7,900	657,675

Oil & Gas Exploration & Production 3.66%			33,324,610

Chesapeake Energy Corp., 6.25%, Conv (G)	B+	4,530	1,232,160
Nexen, Inc., 7.35% (Canada)	BB+	1,261,000	32,092,450

Other Diversified Financial Services 7.34%			66,895,923

ABN AMRO Capital Funding Trust V, 5.90%	A	626,100	15,114,054
ABN AMRO Capital Funding Trust VII, 6.08%	A	328,000	8,160,640
Citigroup Capital VII, 7.125%	A+	138,700	3,525,754
Citigroup Capital VIII, 6.95%	A+	410,600	10,388,180
Citigroup Capital X, 6.10%	A+	40,000	994,000
Citigroup Capital XI, 6.00%	A+	25,000	613,500
DB Capital Funding VIII, 6.375%	A	222,000	5,683,200
JPMorgan Chase Capital X, 7.00%, Ser J	A	607,100	15,420,340
JPMorgan Chase Capital XI, 5.875%, Ser K	A	289,700	6,996,255

Real Estate Management & Development 3.88%			35,358,515

Duke Realty Corp., 6.50%, Depositary Shares,
Ser K	BBB	110,000	2,777,500
Duke Realty Corp., 6.60%, Depositary Shares,
Ser L	BBB	109,840	2,793,231
Duke Realty Corp., 6.625%, Depositary
Shares, Ser J	BBB	59,925	1,513,106
Duke Realty Corp., 7.99%, Depositary Shares,
Ser B	BBB	251,830	12,567,904
Public Storage, Inc., 6.45%, Depositary
Shares, Ser X	BBB+	25,000	619,500
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W	BBB+	100,000	2,477,000
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	497,643	12,610,274

Regional Banks 2.31%			21,083,088

KeyCorp Capital VI, 6.125%	BBB	20,900	511,423
PFGI Capital Corp., 7.75%	A	796,000	20,571,665

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2007 (unaudited)

Reinsurance 0.40%					3,630,001

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB	153,100	3,630,001

Specialized Finance 0.48%					4,355,300

CIT Group, Inc., 6.35%, Ser A			BBB+	70,000	1,819,300
Repsol International Capital Ltd., 7.45%,
Ser A (Cayman Islands)			BB+	100,000	2,536,000

Thrifts & Mortgage Finance 1.35%					12,340,400

Abbey National Plc, 7.375% (United Kingdom)			A+	370,000	9,386,900
Sovereign Capital Trust V, 7.75%			BB+	110,000	2,953,500

Wireless Telecommunication Services 1.40%					12,752,470

United States Cellular, 7.50%			BB+	507,460	12,752,470

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 3.39%					$30,900,000

(Cost $30,900,000)

Government U.S. Agency 3.39%					30,900,000

Federal Home Loan Bank, Disc Note	5.06%	05-01-07	AAA	$30,900	30,900,000

Total investments (Cost $893,067,106) 100.00%					$911,530,288

John Hancock
Preferred Income Fund
Footnotes to Schedule of Investments
April 30, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on April 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,454,413 or 1.37% of the Fund's total investments as of April 30, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on April 30, 2007, including short-term investments, was $893,067,106. Gross unrealized appreciation and depreciation of investments aggregated $35,993,402 and $17,530,220, respectively, resulting in net unrealized appreciation of $18,463,182.

Footnotes to Schedule of Investments - Page 1

John Hancock
Preferred Income Fund
Financial futures contracts
April 30, 2007 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Depreciation

U.S. 10-year Treasury Note	840	Short	June-07	$436,241

Financial futures contracts

John Hancock
Preferred Income Fund
Interest rate swap contracts
April 30, 2007 (unaudited)

		Rate type

Notional	Payments made		Payments received	Termination
amount	by Fund		by Fund	date	Appreciation

$70,000,000	2.56%	(a)	3-month LIBOR	Jun 08	$1,984,022

					$1,984,022

(a) Fixed rate

Interest rate swap contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operations Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q3 4/07
6/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 29, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 29, 2007